Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.06%
FHLMC	8.50%	7-1-2028	$576	$581
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.05	2-1-2037	17,651	18,239
FHLMC (5 Year Treasury Constant Maturity+2.16%)±	3.23	9-1-2032	84,307	83,128
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	4.27	12-15-2031	1,538	1,538
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.22	2-15-2033	12,448	12,426
FNMA	6.00	4-1-2033	29,048	29,162
FNMA Series 2001-25 Class Z	6.00	6-25-2031	10,507	10,808
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	4.41	7-25-2031	878	880
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	4.31	6-25-2031	884	884
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.22	12-18-2032	3,392	3,390
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	4.36	1-25-2033	1,349	1,351
GNMA	6.50	6-15-2028	2,282	2,325
GNMA Series 2019-H06 Class HIƒ±±	1.78	4-20-2069	615,597	4,279
Total agency securities (Cost $195,019)				168,991
Asset-backed securities: 4.08%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	39,448	38,740
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	146,006	134,705
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	4.94	8-19-2038	57,825	57,792
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.06	1-17-2043	1,000,000	1,001,891
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	2,163	2,165
GS Mortgage-Backed Securities Trust Series 2025-HE2 Class M1 (30 Day Average U.S. SOFR+1.90%)144A±	5.60	12-25-2065	1,000,000	1,011,451
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	847,899	769,225
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.02	2-19-2037	497,371	497,745
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.87	2-19-2037	1,000,000	998,091
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	17,658	17,657
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	4.72	11-25-2034	534,178	534,194
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,000,000	631,167
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	900,000	899,232
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.22	4-15-2037	1,000,000	1,002,756
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.06	11-15-2038	732,067	730,625
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19%	6-20-2053	$493,333	$495,322
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	484,805	482,388
Terwin Mortgage Trust Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	4.93	11-25-2033	91,608	84,442
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.33	2-15-2039	473,805	472,054
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.13	6-18-2043	1,000,000	1,000,624
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	510,000	523,043
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	40,000	40,622
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	81,283	80,693
Total asset-backed securities (Cost $11,798,309)				11,506,624

	Shares
Common stocks: 0.47%
Energy: 0.30%
Oil, gas & consumable fuels: 0.30%
Enviva, Inc. (Acquired 12-6-2024, cost $325,099)†˃	59,579	849,001
Health care: 0.17%
Health care providers & services: 0.17%
ModivCare Topco LLC†	87,220	479,710
Total common stocks (Cost $615,306)		1,328,711

			Principal
Corporate bonds and notes: 62.57%
Basic materials: 1.46%
Chemicals: 1.12%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$920,000	936,018
Celanese U.S. Holdings LLC	7.38	7-15-2032	395,000	412,100
Chemours Co.144A	8.00	1-15-2033	890,000	892,344
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	930,000	929,542
				3,170,004
Iron/steel: 0.34%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	935,000	959,531
Communications: 8.66%
Advertising: 0.97%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,220,000	1,272,220
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	75,000	79,690
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	576,111
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	775,000	816,203
				2,744,224
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 1.20%
Arches Buyer, Inc.144A	4.25%	6-1-2028	$350,000	$344,225
Arches Buyer, Inc.144A	6.13	12-1-2028	525,000	513,315
Cablevision Lightpath LLC144A	5.63	9-15-2028	580,000	579,836
Match Group Holdings II LLC144A	5.63	2-15-2029	791,000	790,949
Match Group Holdings II LLC144A	6.13	9-15-2033	545,000	547,024
Wayfair LLC144A	6.75	11-15-2032	595,000	614,975
				3,390,324
Media: 4.21%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,750,000	1,478,209
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,396,594
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	900,000	807,649
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	682,472
CSC Holdings LLC144A	3.38	2-15-2031	715,000	426,177
CSC Holdings LLC144A	5.50	4-15-2027	855,000	754,660
CSC Holdings LLC144A	5.75	1-15-2030	425,000	167,048
CSC Holdings LLC144A	11.25	5-15-2028	565,000	452,839
DISH DBS Corp.144A	5.75	12-1-2028	420,000	406,446
DISH Network Corp.144A	11.75	11-15-2027	1,410,000	1,459,291
Gray Media, Inc.144A	9.63	7-15-2032	595,000	613,416
News Corp.144A	5.13	2-15-2032	500,000	499,279
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	675,000	613,406
Sirius XM Radio LLC144A	4.13	7-1-2030	1,190,000	1,122,193
				11,879,679
Telecommunications: 2.28%
Cipher Compute LLC144A	7.13	11-15-2030	145,000	149,410
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,136,477	2,174,374
Level 3 Financing, Inc.144A	3.63	1-15-2029	610,000	565,849
Level 3 Financing, Inc.144A	6.88	6-30-2033	655,000	674,972
Level 3 Financing, Inc.144A	8.50	1-15-2036	720,000	737,088
Lumen Technologies, Inc.144A	10.00	10-15-2032	656,250	656,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	337,500	339,994
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	280,000	282,707
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	825,000	864,208
				6,444,852
Consumer, cyclical: 10.11%
Airlines: 0.40%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	28,334	28,354
JetBlue Airways Corp. (U.S. SOFR 3 Month+4.75%)±	8.44	8-27-2029	1,154,015	1,104,254
				1,132,608
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.24%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00%	7-15-2033	$611,348	$672,691
Auto manufacturers: 0.06%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	175,000	181,454
Auto parts & equipment: 0.93%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	805,000	835,868
Adient Global Holdings Ltd.144A	8.25	4-15-2031	145,000	151,928
American Axle & Manufacturing, Inc.	5.00	10-1-2029	400,000	390,255
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	355,000	365,198
ZF North America Capital, Inc.144A	6.88	4-23-2032	490,000	488,610
ZF North America Capital, Inc.144A	7.50	3-24-2031	385,000	394,621
				2,626,480
Distribution/wholesale: 0.06%
RB Global Holdings, Inc.144A	7.75	3-15-2031	175,000	182,418
Entertainment: 1.84%
Churchill Downs, Inc.144A	6.75	5-1-2031	800,000	824,267
Cinemark USA, Inc.144A	7.00	8-1-2032	1,425,000	1,474,485
Six Flags Entertainment Corp.144A	7.25	5-15-2031	200,000	197,374
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	420,000	428,589
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,005,000	1,026,952
WarnerMedia Holdings, Inc.	4.05	3-15-2029	635,000	615,979
WarnerMedia Holdings, Inc.	4.28	3-15-2032	291,000	256,080
WarnerMedia Holdings, Inc.	5.05	3-15-2042	515,000	361,787
				5,185,513
Home builders: 1.09%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	685,000	691,109
Century Communities, Inc.144A	6.63	9-15-2033	495,000	501,322
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	400,000	408,798
LGI Homes, Inc.144A	8.75	12-15-2028	675,000	703,438
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	256,629
Tri Pointe Homes, Inc.	5.70	6-15-2028	515,000	520,562
				3,081,858
Home furnishings: 0.21%
Whirlpool Corp.	6.13	6-15-2030	590,000	591,538
Housewares: 0.62%
Central Garden & Pet Co.	4.13	10-15-2030	375,000	360,050
Newell Brands, Inc.	6.38	5-15-2030	605,000	598,000
Newell Brands, Inc.144A	8.50	6-1-2028	755,000	791,576
				1,749,626
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.75%
NCL Corp. Ltd.144A	6.25%	9-15-2033	$685,000	$688,785
NCL Corp. Ltd.144A	6.75	2-1-2032	380,000	389,426
NCL Corp. Ltd.144A	7.75	2-15-2029	275,000	293,890
Viking Cruises Ltd.144A	5.88	10-15-2033	235,000	238,241
Viking Cruises Ltd.144A	7.00	2-15-2029	500,000	502,016
				2,112,358
Lodging: 0.54%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	625,000	645,933
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	605,000	624,924
Las Vegas Sands Corp.	6.20	8-15-2034	255,000	265,251
				1,536,108
Retail: 3.37%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	610,000	619,150
Carvana Co.144A	9.00	6-1-2030	1,375,000	1,433,706
Carvana Co.144A	9.00	6-1-2031	500,000	550,034
FirstCash, Inc.144A	4.63	9-1-2028	250,000	248,173
FirstCash, Inc.144A	6.88	3-1-2032	1,105,000	1,148,650
Lithia Motors, Inc.144A	4.38	1-15-2031	670,000	644,918
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	580,000	586,234
Michaels Cos., Inc.144A	7.88	5-1-2029	505,000	492,026
Petco Health & Wellness Co., Inc.144A%%	8.25	2-1-2031	145,000	145,380
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	640,000	656,295
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	475,000	494,265
PetSmart, Inc. (U.S. SOFR 1 Month+4.00%)±	7.67	8-18-2032	500,000	499,250
QXO Building Products, Inc.144A	6.75	4-30-2032	595,000	613,135
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	405,000	419,784
Sonic Automotive, Inc.144A	4.63	11-15-2029	295,000	289,906
Sonic Automotive, Inc.144A	4.88	11-15-2031	695,000	670,127
				9,511,033
Consumer, non-cyclical: 9.69%
Commercial services: 3.73%
ADT Security Corp.144A	5.88	10-15-2033	340,000	344,675
Allied Universal Holdco LLC144A	7.88	2-15-2031	645,000	678,813
Block, Inc.	6.50	5-15-2032	895,000	929,863
CoreCivic, Inc.	8.25	4-15-2029	1,495,000	1,565,874
GEO Group, Inc.	8.63	4-15-2029	970,000	1,014,361
GEO Group, Inc.	10.25	4-15-2031	845,000	921,996
Herc Holdings, Inc.144A	7.00	6-15-2030	885,000	928,863
Herc Holdings, Inc.144A	7.25	6-15-2033	495,000	523,864
Sabre Financial Borrower LLC144A	11.13	6-15-2029	685,000	692,782
Service Corp. International	5.75	10-15-2032	1,055,000	1,071,735
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,200,000	1,150,682
Veritiv Operating Co.144A	10.50	11-30-2030	670,000	717,401
				10,540,909
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.35%
Opal Bidco SAS (U.S. SOFR 3 Month+3.00%)±	6.69%	4-28-2032	$997,500	$996,881
Food: 0.96%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	565,000	565,167
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	570,000	543,048
Performance Food Group, Inc.144A	6.13	9-15-2032	495,000	508,394
U.S. Foods, Inc.144A	5.75	4-15-2033	1,060,000	1,078,328
				2,694,937
Healthcare-services: 4.33%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	465,000	438,455
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	580,000	578,434
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	535,000	491,959
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	400,000	430,615
CommonSpirit Health (AG Insured)	3.82	10-1-2049	750,000	559,410
Concentra Health Services, Inc.144A	6.88	7-15-2032	820,000	858,544
DaVita, Inc.144A	6.88	9-1-2032	1,740,000	1,792,273
HCA, Inc.	5.75	3-1-2035	1,000,000	1,045,757
IQVIA, Inc.144A	6.25	6-1-2032	285,000	296,101
Molina Healthcare, Inc.144A	6.25	1-15-2033	450,000	453,175
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	103,081	88,134
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	462,601	388,585
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	270,814	284,355
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	665,000	664,951
Radiology Partners, Inc.144A	8.50	7-15-2032	700,000	734,979
Star Parent, Inc.144A	9.00	10-1-2030	1,180,000	1,245,457
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	417,827
Tenet Healthcare Corp.	6.75	5-15-2031	1,400,000	1,454,114
				12,223,125
Pharmaceuticals: 0.32%
AdaptHealth LLC144A	5.13	3-1-2030	775,000	752,606
CVS Pass-Through Trust	6.04	12-10-2028	158,253	160,348
				912,954
Energy: 6.92%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,845,000	0
Oil & gas: 1.55%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	430,000	452,487
APA Corp.	4.38	10-15-2028	750,000	748,159
California Resources Corp.144A	7.00	1-15-2034	295,000	297,562
California Resources Corp.144A	8.25	6-15-2029	895,000	941,343
Caturus Energy LLC144A	8.50	2-15-2030	210,000	218,953
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	565,000	545,638
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries, Inc.144A	9.13%	1-31-2030	$700,000	$739,221
SM Energy Co.144A	9.63	6-15-2033	400,000	437,475
				4,380,838
Oil & gas services: 1.31%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	710,000	735,984
Bristow Group, Inc.144A	6.75	2-1-2033	810,000	819,490
Bristow Group, Inc.144A	6.88	3-1-2028	1,000,000	1,001,059
Oceaneering International, Inc.	6.00	2-1-2028	520,000	528,364
SESI LLC144A	7.88	9-30-2030	465,000	468,871
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	140,000	141,819
				3,695,587
Pipelines: 4.06%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	410,000	414,472
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	760,928
Buckeye Partners LP144A	6.88	7-1-2029	20,000	20,793
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	960,000	954,644
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	765,000	822,366
Excelerate Energy LP144A	8.00	5-15-2030	740,000	791,342
Harvest Midstream I LP144A	7.50	9-1-2028	825,000	836,338
Hess Midstream Operations LP144A	5.50	10-15-2030	300,000	303,164
Hess Midstream Operations LP144A	6.50	6-1-2029	175,000	181,126
Kinetik Holdings LP144A	5.88	6-15-2030	600,000	607,162
Prairie Acquiror LP144A	9.00	8-1-2029	375,000	388,950
Rockies Express Pipeline LLC144A	6.75	3-15-2033	300,000	316,437
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,300,000	1,319,208
Venture Global LNG, Inc.144A	8.38	6-1-2031	650,000	664,830
Venture Global LNG, Inc.144A	9.88	2-1-2032	820,000	866,983
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,300,000	1,143,640
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	985,000	1,079,922
				11,472,305
Financial: 12.67%
Banks: 1.58%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	995,000	1,013,183
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	935,000	933,493
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	985,000	991,322
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74%	3-20-2031	$500,000	$518,729
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	955,000	998,781
				4,455,508
Diversified financial services: 3.99%
Azorra Finance Ltd.144A	7.25	1-15-2031	485,000	507,959
Encore Capital Group, Inc.144A	9.25	4-1-2029	800,000	838,773
EZCORP, Inc.144A	7.38	4-1-2032	495,000	527,310
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	435,000	443,051
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	335,000	348,447
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	765,000	804,331
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	295,000	310,824
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	625,000	655,797
Navient Corp.	11.50	3-15-2031	595,000	647,223
OneMain Finance Corp.	7.88	3-15-2030	955,000	1,007,393
PRA Group, Inc.144A	5.00	10-1-2029	561,000	513,946
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	465,000	487,739
Rocket Cos., Inc.144A	6.13	8-1-2030	340,000	348,095
Rocket Cos., Inc.144A	6.50	8-1-2029	200,000	205,724
Rocket Cos., Inc.144A	7.13	2-1-2032	825,000	862,114
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	610,622
Synchrony Financial	5.15	3-19-2029	750,000	761,347
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,100,000	1,086,805
United Wholesale Mortgage LLC144A	6.25	3-15-2031	295,000	293,136
				11,260,636
Insurance: 3.63%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	1,550,000	1,604,586
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	543,823
Assurant, Inc.	3.70	2-22-2030	750,000	728,440
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	285,000	297,769
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	790,000	798,658
Athene Holding Ltd.	4.13	1-12-2028	750,000	749,922
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	627,321
HUB International Ltd.144A	5.63	12-1-2029	415,000	414,565
HUB International Ltd.144A	7.25	6-15-2030	135,000	140,853
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,047,506
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	754,437
MetLife, Inc.	6.40	12-15-2036	1,000,000	1,049,350
Prudential Financial, Inc. (U.S. SOFR 3 Month+2.38%)±	4.50	9-15-2047	750,000	741,058
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	750,275
				10,248,563
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.35%
Golub Capital Private Credit Fund BDC	5.88%	5-1-2030	$500,000	$505,648
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	475,000	498,275
				1,003,923
REITs: 3.12%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	600,000	643,152
Brandywine Operating Partnership LP	6.13	1-15-2031	345,000	334,269
Brandywine Operating Partnership LP	8.88	4-12-2029	455,000	488,867
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,270,971
Iron Mountain, Inc.144A	5.25	7-15-2030	1,455,000	1,440,738
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,020,000	1,082,101
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	601,754
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	440,000	453,318
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	302,591
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	505,000	523,479
Starwood Property Trust, Inc.144A	6.50	7-1-2030	850,000	885,160
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	270,000	257,155
Vornado Realty LP	5.75	2-1-2033	530,000	536,059
				8,819,614
Industrial: 5.56%
Aerospace/defense: 0.75%
TransDigm, Inc.144A	6.63	3-1-2032	2,035,000	2,104,135
Building materials: 1.11%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	720,000	559,695
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	275,000	286,036
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,066,129
Quikrete Holdings, Inc.144A	6.38	3-1-2032	245,000	254,088
Quikrete Holdings, Inc.144A	6.75	3-1-2033	535,000	555,794
Standard Building Solutions, Inc.144A	6.25	8-1-2033	410,000	419,084
				3,140,826
Electrical components & equipment: 0.65%
Energizer Holdings, Inc.144A	4.38	3-31-2029	800,000	768,386
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,015,000	1,060,568
				1,828,954
Electronics: 0.33%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	603,195
Sensata Technologies, Inc.144A	6.63	7-15-2032	300,000	313,393
				916,588
Environmental control: 0.22%
Clean Harbors, Inc.144A	6.38	2-1-2031	615,000	629,721
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.45%
Chart Industries, Inc.144A	7.50%	1-1-2030	$300,000	$312,140
Chart Industries, Inc.144A	9.50	1-1-2031	510,000	536,931
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	420,000	420,122
				1,269,193
Miscellaneous manufacturing: 0.36%
Entegris, Inc.144A	4.75	4-15-2029	500,000	499,622
Entegris, Inc.144A	5.95	6-15-2030	510,000	520,399
				1,020,021
Packaging & containers: 0.65%
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	285,000	288,705
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	930,000	930,666
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.23	4-15-2030	635,000	618,560
				1,837,931
Transportation: 0.28%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	780,000	802,986
Trucking & leasing: 0.76%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	700,000	700,673
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,000,000	1,052,168
FTAI Aviation Investors LLC144A	7.00	6-15-2032	365,000	384,139
				2,136,980
Technology: 3.77%
Computers: 0.49%
Dell International LLC/EMC Corp.	6.02	6-15-2026	107,000	107,311
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	740,000	783,715
Insight Enterprises, Inc.144A	6.63	5-15-2032	470,000	481,137
				1,372,163
Office/business equipment: 0.28%
Zebra Technologies Corp.144A	6.50	6-1-2032	775,000	798,278
Semiconductors: 0.27%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	745,097
Software: 2.73%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	500,000	484,922
Central Parent, Inc./CDK Global, Inc.144A	7.25	6-15-2029	230,000	176,247
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,035,000	1,052,681
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,865,000	1,883,224
CoreWeave, Inc.144A	9.00	2-1-2031	860,000	836,142
Ellucian Holdings, Inc.144A	6.50	12-1-2029	760,000	747,881
Rocket Software, Inc.144A	6.50	2-15-2029	205,000	182,671
Rocket Software, Inc.144A	9.00	11-28-2028	725,000	723,190
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software(continued)
SS&C Technologies, Inc.144A	6.50%	6-1-2032		$850,000	$877,560
VMware LLC	3.90	8-21-2027		750,000	750,179
					7,714,697
Utilities: 3.73%
Electric: 3.73%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055		425,000	415,472
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		560,000	567,803
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054		930,000	972,997
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		670,000	693,370
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		945,000	993,939
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		1,385,000	1,371,667
PG&E Corp.	5.25	7-1-2030		1,075,000	1,068,486
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		985,000	1,016,568
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		510,000	505,271
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		505,000	512,638
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		600,000	658,781
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	730,104
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029		1,005,000	1,037,043
					10,544,139
Total corporate bonds and notes (Cost $173,944,742)					176,719,788
Foreign corporate bonds and notes: 11.71%
Financial: 0.38%
Banks: 0.38%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	1,064,952
Government securities: 11.33%
Multi-national: 11.33%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,704,660
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	1,889,670
Asian Infrastructure Investment Bank	7.20	7-2-2031	INR	175,000,000	1,892,920
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	1,992,841
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	3,825,158
European Investment Bank	7.25	1-23-2030	ZAR	45,500,000	2,877,224
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	3,037,865
Inter-American Development Bank	7.00	4-17-2033	INR	213,000,000	2,282,465
Inter-American Development Bank	7.35	10-6-2030	INR	176,000,000	1,926,055
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,572,752
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	3,983,640
International Finance Corp.	9.00	1-22-2036	ZAR	16,000,000	1,084,929
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-national(continued)
International Finance Corp.	10.00%	2-3-2027	BRL	7,800,000	$1,448,677
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,500,797
					32,019,653
Total foreign corporate bonds and notes (Cost $33,200,276)					33,084,605
Foreign government bonds: 19.54%
Colombia: 4.07%
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	2,140,803
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	3,797,437
Colombia TES	13.25	2-9-2033	COP	20,100,000,000	5,558,042
					11,496,282
Hungary: 1.82%
Hungary	6.75	10-22-2028	HUF	1,630,000,000	5,142,274
Indonesia: 3.18%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,812,333
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,152,815
					8,965,148
Mexico: 4.78%
Mexico	7.50	5-26-2033	MXN	68,500,000	3,699,886
Mexico	7.75	5-29-2031	MXN	85,000,000	4,747,422
Mexico	8.00	7-31-2053	MXN	33,500,000	1,672,910
Mexico	8.50	5-31-2029	MXN	58,000,000	3,370,877
					13,491,095
New Zealand: 1.29%
New Zealand	4.25	5-15-2034	NZD	6,150,000	3,653,925
Romania: 3.79%
Romania	5.00	2-12-2029	RON	15,800,000	3,563,460
Romania	7.20	10-30-2033	RON	14,850,000	3,570,227
Romania	7.35	4-28-2031	RON	14,750,000	3,582,489
					10,716,176
United Kingdom: 0.61%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,727,046
Total foreign government bonds (Cost $53,543,786)					55,191,946
Loans: 16.33%
Basic materials: 0.35%
Chemicals: 0.35%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.17	10-15-2032		$1,000,000	992,500
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 2.09%
Advertising: 0.35%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	7.79%	8-23-2028	$1,000,000	$999,110
Internet: 0.69%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	7.02	12-6-2027	1,362,317	1,355,751
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	6.68	11-30-2027	598,950	597,704
				1,953,455
Media: 0.53%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	8.93	8-2-2027	30,650	30,661
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	865,420	865,420
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.54	6-30-2028	332,958	335,595
Gray Television, Inc. (U.S. SOFR 1 Month+3.00%)±	6.81	12-1-2028	250,000	248,705
				1,480,381
Telecommunications: 0.52%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.17	9-27-2029	626,810	623,833
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.14	4-15-2030	833,594	830,885
				1,454,718
Consumer, cyclical: 2.72%
Airlines: 0.10%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	301,950	302,327
Auto parts & equipment: 0.44%
American Axle & Manufacturing, Inc. (U.S. SOFR 1 Month+3.25%)±	6.91	2-24-2032	1,235,000	1,236,544
Entertainment: 0.69%
Cinemark USA, Inc. (U.S. SOFR 1 Month+2.25%)±	5.92	5-24-2030	661,486	661,844
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.19	12-2-2031	1,321,684	1,285,839
				1,947,683
Housewares: 0.42%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.42	10-30-2029	1,191,840	1,178,432
Leisure time: 0.12%
Sabre Global, Inc. (U.S. SOFR 1 Month+6.25%)±	10.02	7-30-2029	432,257	335,358
Retail: 0.95%
LSF9 Atlantis Holdings LLC (U.S. SOFR 3 Month+3.75%)‡±	7.42	3-29-2029	875,000	874,458
Michaels Cos., Inc. (U.S. SOFR 3 Month+4.25%)±	8.18	4-17-2028	763,003	755,121
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.18	3-3-2028	385,519	384,509
Petco Health & Wellness Co., Inc. (U.S. SOFR 1 Month+4.25%)±	7.92	1-22-2031	690,000	673,612
				2,687,700
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 3.16%
Commercial services: 1.01%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.25%)±	6.92%	8-20-2032	$997,500	$998,478
Avis Budget Car Rental LLC (U.S. SOFR 1 Month+2.50%)±	6.17	7-16-2032	497,500	496,256
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.29	6-30-2028	743,498	631,973
Veritiv Corp. (U.S. SOFR 3 Month+4.00%)±	7.67	12-2-2030	746,850	730,046
				2,856,753
Healthcare-products: 0.37%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.42	1-15-2031	837,650	842,885
Medline Borrower LP (U.S. SOFR 1 Month+1.75%)±	5.42	10-23-2028	199,478	199,953
				1,042,838
Healthcare-services: 1.25%
ModivCare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.69	12-30-2032	645,289	594,472
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.42	12-31-2030	645,498	643,078
Radiology Partners, Inc. (U.S. SOFR 3 Month+4.50%)±	8.17	6-30-2032	997,500	997,320
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	7.67	9-27-2030	1,301,812	1,302,047
				3,536,917
Pharmaceuticals: 0.53%
Endo Luxembourg Finance Co. I Sarl (U.S. SOFR 1 Month+3.75%)±	7.42	4-23-2031	1,481,250	1,481,709
Energy: 0.85%
Pipelines: 0.85%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+2.25%)±	5.90	12-9-2030	1,159,054	1,160,015
NorthRiver Midstream Finance LP (U.S. SOFR 3 Month+2.25%)±	5.91	8-16-2030	99,471	99,518
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.42	8-1-2029	1,129,459	1,129,222
				2,388,755
Financial: 2.18%
Diversified financial services: 0.35%
Orion Advisor Solutions, Inc. (U.S. SOFR 3 Month+2.75%)±	6.42	9-24-2030	1,000,000	995,630
Insurance: 1.42%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	7.92	9-19-2030	1,722,040	1,723,263
Baldwin Insurance Group Holdings LLC (U.S. SOFR 1 Month+2.50%)±	6.18	5-26-2031	248,750	247,300
Broadstreet Partners Group LLC (U.S. SOFR 1 Month+2.75%)±	6.42	6-13-2031	867,876	862,253
HUB International Ltd. (U.S. SOFR 3 Month+2.25%)±	5.92	6-20-2030	913,941	913,191
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	8.42	5-6-2032	276,316	277,006
				4,023,013
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.41%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+2.50%)±	6.17%	12-10-2030	$238,317	$238,019
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+1.75%)‡±	5.42	11-18-2027	907,189	904,921
				1,142,940
Industrial: 3.04%
Aerospace/defense: 1.24%
Azorra Soar TLB Finance Ltd. (U.S. SOFR 3 Month+2.75%)±	6.47	10-18-2029	1,989,936	1,997,398
Karman Holdings, Inc. (U.S. SOFR 1 Month+2.75%)±	6.42	4-1-2032	500,000	500,940
TransDigm, Inc. (U.S. SOFR 1 Month+2.25%)±	5.92	3-22-2030	994,981	993,867
				3,492,205
Building materials: 0.30%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+5.25%)±	8.92	7-8-2030	498,750	489,045
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	5.92	2-10-2032	352,338	352,073
				841,118
Environmental control: 0.20%
MIP V Waste Holdings LLC (U.S. SOFR 3 Month+2.75%)‡±	6.42	8-20-2032	578,563	578,563
Machinery-diversified: 0.30%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+2.75%)±	6.38	4-30-2030	836,339	837,761
Packaging & containers: 1.00%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	6.85	4-13-2029	1,345,474	1,337,966
Graham Packaging Co., Inc. (U.S. SOFR 1 Month+2.25%)±	5.93	1-26-2033	1,000,000	998,330
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.67	9-30-2032	500,000	500,470
				2,836,766
Technology: 1.94%
Computers: 0.21%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.67	3-1-2029	666,258	587,972
Software: 1.73%
AthenaHealth Group, Inc. (U.S. SOFR 1 Month+2.75%)±	6.42	2-15-2029	1,044,369	1,029,790
Central Parent LLC (U.S. SOFR 3 Month+3.25%)±	6.92	7-6-2029	154,609	123,356
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.25%)±	6.92	3-21-2031	340,272	329,533
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.25%)±	6.92	8-13-2032	762,451	738,624
Ellucian Holdings, Inc. (U.S. SOFR 1 Month+4.75%)±	8.42	11-22-2032	750,000	732,188
Genesys Cloud Services, Inc. (U.S. SOFR 1 Month+2.50%)±	6.17	1-30-2032	769,120	750,854
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42	11-28-2028	1,249,170	1,190,621
				4,894,966
Total loans (Cost $46,254,005)				46,106,114
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 7.89%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50%	9-25-2035	$42,896	$43,695
Banc of America Funding Trust Series 2005-D Class A1±±	5.29	5-25-2035	69,558	65,441
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.87	4-25-2033	168,850	101,242
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	866,207
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	700,000	669,380
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	740,012
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.32	2-15-2041	1,000,000	1,000,000
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.32	2-15-2041	449,000	445,212
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.57	3-15-2042	1,000,000	1,000,312
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	6.26	10-25-2033	14,957	7,764
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	5.29	9-10-2045	813,776	805,435
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	3.68	9-25-2032	118,687	106,929
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	6.56	6-25-2033	7,006	7,154
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	6.17	3-25-2033	4,999	4,967
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,000,285	920,358
CSMC Trust Series 2014-USA Class D144A	4.37	9-15-2037	750,000	636,619
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	4.11	11-25-2032	4,890	4,853
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	5.85	12-15-2036	815,545	795,777
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	1,000,000	914,656
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	996,884
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.75	11-15-2045	170,960	153,869
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A144A	3.40	6-5-2039	1,000,000	949,255
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3±±	5.32	7-25-2034	1,573	1,554
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2±±	5.89	6-25-2035	41,978	42,028
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.35	1-25-2034	1,446	1,411
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	5.61	11-21-2034	2,111	2,099
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	5.47	12-15-2041	902,403	904,095
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	4.88	1-25-2029	5,710	5,571
MFA Trust Series 2022-NQM1 Class M1144A±±	4.30	12-25-2066	1,000,000	897,230
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91%	9-9-2032	$1,000,000	$938,800
Morgan Stanley Capital I Trust Series 2021-230P Class A (U.S. SOFR 1 Month+1.28%)144A±	4.96	12-15-2038	1,000,000	971,250
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.28	9-25-2034	6,286	6,174
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.75	1-15-2036	1,000,000	970,000
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.12	4-15-2042	791,000	795,519
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.62	4-15-2042	1,000,000	1,002,019
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	4.55	4-20-2033	1,693	1,595
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	762,082
SHR Trust Series 2024-LXRY Class D (U.S. SOFR 1 Month+3.60%)144A±	7.28	10-15-2041	1,000,000	1,009,990
SREIT Trust Series 2021-PALM Class B (U.S. SOFR 1 Month+0.92%)144A±	4.60	10-15-2034	1,000,000	999,375
Starwood LLC Series 2025-FL4 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.13	11-19-2042	1,000,000	1,001,158
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.61	3-25-2034	7,926	6,991
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.77	2-15-2042	500,000	498,438
Vendee Mortgage Trust Series 2003-2ƒ±±	0.40	5-15-2033	661,627	6,166
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	210,119	193,364
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	40,669	42,452
Total non-agency mortgage-backed securities (Cost $23,236,693)				22,295,382
Yankee corporate bonds and notes: 13.54%
Communications: 3.27%
Internet: 0.80%
Prosus NV144A	4.19	1-19-2032	1,000,000	958,501
Rakuten Group, Inc.144A	9.75	4-15-2029	1,155,000	1,294,009
				2,252,510
Media: 0.98%
Videotron Ltd.144A	5.70	1-15-2035	550,000	560,056
Virgin Media Finance PLC144A	5.00	7-15-2030	430,000	375,722
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,190,000	1,099,334
VZ Secured Financing BV144A	5.00	1-15-2032	800,000	722,366
				2,757,478
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.49%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$1,450,000	$1,520,538
Telecom Italia Capital SA	7.20	7-18-2036	700,000	758,883
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	185,000	185,827
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	825,000	843,752
Zegona Finance PLC144A	8.63	7-15-2029	854,000	900,315
				4,209,315
Consumer, cyclical: 1.91%
Airlines: 0.80%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	625,000	641,442
Latam Airlines Group SA144A	7.63	1-7-2031	470,000	492,912
Latam Airlines Group SA144A	7.88	4-15-2030	615,000	645,246
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	510,000	483,871
				2,263,471
Auto manufacturers: 0.25%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	665,000	710,168
Entertainment: 0.40%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,100,000	1,142,966
Leisure time: 0.46%
Carnival Corp.144A	5.75	8-1-2032	295,000	302,972
Carnival Corp.144A	6.13	2-15-2033	725,000	745,813
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	230,000	236,444
				1,285,229
Consumer, non-cyclical: 2.12%
Cosmetics/Personal Care: 0.63%
Opal Bidco SAS144A	6.50	3-31-2032	680,000	693,887
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,110,000	1,091,715
				1,785,602
Food: 0.21%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	590,000	597,446
Healthcare-products: 0.29%
Bausch & Lomb Corp.144A	8.38	10-1-2028	790,000	823,575
Pharmaceuticals: 0.99%
1261229 BC Ltd.144A	10.00	4-15-2032	1,430,000	1,467,547
Bausch Health Cos., Inc.144A	6.25	2-15-2029	360,000	284,814
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	1,032,430
				2,784,791
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.61%
Oil & gas: 0.21%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$290,244	$297,840
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	283,000	289,524
				587,364
Pipelines: 0.40%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	1,110,000	1,143,259
Financial: 3.46%
Banks: 1.96%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	750,647
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	530,000	563,618
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	665,000	671,020
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	760,000	827,952
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	925,470
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	495,000	493,195
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,000,000	1,005,603
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	310,967
				5,548,472
Diversified financial services: 1.01%
GGAM Finance Ltd.144A	5.88	3-15-2030	1,065,000	1,081,295
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	960,000	993,726
goeasy Ltd.144A	7.63	7-1-2029	770,000	762,434
				2,837,455
Insurance: 0.49%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	760,336
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	636,050
				1,396,386
Industrial: 1.00%
Electronics: 0.32%
Sensata Technologies BV144A	5.88	9-1-2030	875,000	888,006
Engineering & construction: 0.19%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	500,000	542,167
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.49%
Trivium Packaging Finance BV144A	8.25%	7-15-2030	$612,000	$653,049
Trivium Packaging Finance BV144A	12.25	1-15-2031	675,000	738,591
				1,391,640
Technology: 0.66%
Computers: 0.48%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	1,275,000	1,349,193
Semiconductors: 0.18%
Kioxia Holdings Corp.144A	6.63	7-24-2033	485,000	506,441
Utilities: 0.51%
Electric: 0.38%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,075,000	1,067,197
Water: 0.13%
Veolia Environnement SA	6.75	6-1-2038	350,000	381,089
Total yankee corporate bonds and notes (Cost $37,769,820)				38,251,220
Yankee government bonds: 0.26%
Trinidad and Tobago: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	744,375
Total yankee government bonds (Cost $749,580)				744,375

		Yield	Shares
Short-term investments: 5.31%
Investment companies: 5.31%
Allspring Government Money Market Fund Select Class♠∞##		3.63	14,985,650	14,985,650
Total short-term investments (Cost $14,985,650)				14,985,650
Total investments in securities (Cost $396,293,186)	141.76%			400,383,406
Other assets and liabilities, net	(41.76)			(117,944,532)
Total net assets	100.00%			$282,438,874

See accompanying notes to portfolio of investments
20 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $849,001 (original cost of $325,099), representing 0.30% of its net assets as of period end.

¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,517,873	$28,343,148	$(22,875,371)	$0	$0	$14,985,650	14,985,650	$116,129
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 21

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
22 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$168,991	$0	$168,991
Asset-backed securities	0	11,506,624	0	11,506,624
Common stocks
Energy	0	849,001	0	849,001
Health care	0	479,710	0	479,710
Corporate bonds and notes	0	176,719,788	0	176,719,788
Foreign corporate bonds and notes	0	33,084,605	0	33,084,605
Foreign government bonds	0	55,191,946	0	55,191,946
Loans	0	43,748,172	2,357,942	46,106,114
Non-agency mortgage-backed securities	0	22,295,382	0	22,295,382
Yankee corporate bonds and notes	0	38,251,220	0	38,251,220
Yankee government bonds	0	744,375	0	744,375
Short-term investments
Investment companies	14,985,650	0	0	14,985,650
Total assets	$14,985,650	$383,039,814	$2,357,942	$400,383,406
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Loans	$2,404,814	$880,469	$(398,258)	$8,128	$(744,839)	$454,928	$0	$(247,300)	$2,357,942

Net Change in Unrealized Gains (Losses) on Investments Held at January 31, 2026
Investments in:
Loans	$(9,726)
Allspring Multi-Sector Income Fund | 23

Notes to portfolio of investments—January 31, 2026 (unaudited)

Level 3 Security Types	Fair value at January 31, 2026	Valuation technique	Significant unobservable input	Weighted average	Range	Impact to valuation from an increase to input*
Loans	$2,357,942	Market Approach	Single broker quote	N/A	N/A	Increase/Decrease
* Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
24 | Allspring Multi-Sector Income Fund